Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Summary of trade and other payables

	At December 31,
	2024	2023
	$’m	$’m
Trade payables	1,041	1,091
Other payables and accruals including other tax and social security payable	194	210
Payables and accruals for exceptional items	9	7
Related party payables (note 27)	6	9
	1,250	1,317